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W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail: thomas.conner@sutherland.com

                                                              September 11, 2008

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:  PRE-EFFECTIVE AMENDMENT NO. 2 FOR
     FIRST METLIFE INVESTORS INSURANCE COMPANY
     FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
     FILE NO. 333-148876
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Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we have attached for filing under the Securities Act of 1933 (the "1933 Act") Pre-Effective Amendment No. 2 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts (the "Contracts") issued through the Account. The Amendment has been marked to show changes from Pre-Effective Amendment No. 1, which was filed on June 30, 2008. Mr. Michael Kosoff reviewed the initial registration statement and Pre-Effective Amendment No. 1.

The only material difference between the Amendment and Pre-Effective Amendment No. 1 is the incorporation by reference of the financial statements and certain other financial information of the Company's ultimate parent company, MetLife, Inc. ("MetLife") into the Statement of Additional Information ("SAI") included in the Amendment. The Company determined to incorporate the financial statements and certain other financial information of MetLife by reference into the SAI included in the Amendment because the Staff informed the Company that it believes that MetLife's financial statements need to be included in the SAI because of the net worth maintenance agreement between the Company and MetLife.

Although the Company does not concede that MetLife's financial statements are required to be included in or incorporated by reference into the SAI included in the Amendment, the Company has incorporated MetLife's financial statements and certain other financial information by reference into the SAI included in the Amendment as a result of a business decision by the Company to proceed to launch the Contracts on or about September 15, 2008.

Pursuant to Rule 461 under the 1933 Act, the Company and the Account's principal underwriter have submitted a request for acceleration of effectiveness of the registration statement to September 15, 2008, or as soon thereafter as is reasonably practicable. The Company would very much appreciate any assistance that the Staff could provide in meeting such request.

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If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590 or Lisa Flanagan at (202) 383-0873.

Sincerely,


W. Thomas Conner

cc:  Paula Minella, Esq.
     Lisa Flanagan, Esq.